Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 14, 2017
Registrant Name	dei_EntityRegistrantName	Eaton Vance NextShares Trust II
Central Index Key	dei_EntityCentralIndexKey	0001614522
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 16, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 16, 2018
Prospectus Date	rr_ProspectusDate	Nov. 14, 2017